VANECK MORNINGSTAR INTERNATIONAL MOAT ETF

SCHEDULE OF INVESTMENTS

December 31, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Australia: 5.4%
Brambles Ltd. #	89,554	$692,343
Link Administration Holdings Ltd. #	394,575	1,597,512
Pendal Group Ltd. #	163,999	664,249
Westpac Banking Corp. #	44,288	686,590
		3,640,694
Belgium: 2.1%
Anheuser-Busch InBev SA/NV #	12,030	724,460
Proximus SADP #	35,273	688,086
		1,412,546
China: 21.4%
Agricultural Bank of China Ltd. #	1,480,600	684,566
ANTA Sports Products Ltd. (HKD) #	74,200	1,114,539
Bank of China Ltd. (HKD) #	1,889,000	679,708
Beijing Enterprises Holdings Ltd. (HKD) #	202,000	697,041
BOC Hong Kong Holdings Ltd. (HKD) #	435,500	1,428,453
China Education Group Holdings Ltd. (HKD) # †	402,000	653,357
China Gas Holdings Ltd. (HKD) #	236,600	492,227
CSPC Pharmaceutical Group Ltd. (HKD) #	638,000	694,822
Innovent Biologics, Inc. (HKD) 144A # *	158,000	978,551
JD.com, Inc. (HKD) # *	17,000	585,784
NetEase, Inc. (HKD) #	31,100	628,900
Samsonite International SA (HKD) 144A # *	694,800	1,411,126
Shanghai Pharmaceuticals Holding Co. Ltd. (HKD) #	341,400	647,924
Sinopharm Group Co. Ltd. (HKD) #	563,600	1,226,845
Sun Hung Kai Properties Ltd. (HKD) #	104,500	1,268,232
Yum China Holdings, Inc. (USD)	25,447	1,268,278
		14,460,353
Denmark: 2.0%
Danske Bank A/S #	79,391	1,368,887

France: 11.0%
Accor SA # *	20,084	650,247
Airbus SE # *	5,499	702,760
Amundi SA 144A #	8,169	673,046
Dassault Aviation SA #	12,572	1,358,199
Safran SA #	5,392	659,352
Sanofi #	14,071	1,410,328
Sodexo SA #	8,104	709,650
Thales SA #	15,076	1,280,999
		7,444,581
Germany: 5.8%
Bayer AG #	12,894	687,809
Bayerische Motoren Werke AG #	13,591	1,358,121
Continental AG # *	5,999	629,568
	Number of Shares	Value
Germany (continued)
Fresenius SE & Co. KGaA #	14,179	$569,251
HeidelbergCement AG #	9,755	659,436
		3,904,185
Italy: 1.9%
Leonardo SpA # *	183,346	1,309,057

Japan: 5.0%
Japan Tobacco, Inc. # †	34,400	693,849
KDDI Corp. #	22,700	663,111
Nippon Telegraph & Telephone Corp. #	24,400	666,573
Rakuten Group, Inc. # * †	65,900	660,474
Taiyo Yuden Co. Ltd. #	11,600	666,419
		3,350,426
Luxembourg: 0.8%
Millicom International Cellular SA (SDR) # *	18,706	530,708

Mexico: 2.0%
Fomento Economico Mexicano SAB de CV	93,400	727,119
Grupo Televisa SAB	338,400	637,445
		1,364,564
Netherlands: 3.1%
ABN AMRO Bank NV 144A # †	96,055	1,410,367
ING Groep NV #	49,528	687,802
		2,098,169
Singapore: 5.0%
CapitaLand Integrated Commercial Trust #	904,708	1,368,239
Oversea-Chinese Banking Corp. Ltd. #	79,900	675,977
Singapore Technologies Engineering Ltd. #	483,500	1,348,761
		3,392,977
South Korea: 3.6%
KT Corp. # *	50,124	1,285,789
Samsung Electro-Mechanics Co. Ltd. # *	4,465	740,525
SK Telecom Co. Ltd. #	8,145	395,818
		2,422,132
Spain: 2.0%
Banco Santander SA #	409,316	1,357,818

Sweden: 1.0%
Swedbank AB #	34,908	700,138

Switzerland: 2.2%
Dufry AG # * †	14,749	727,085
Roche Holding AG #	1,818	754,259
		1,481,344
Taiwan: 6.5%
MediaTek, Inc. #	36,000	1,544,742
Taiwan Semiconductor Manufacturing Co. Ltd. #	62,000	1,371,502
Win Semiconductors Corp. #	109,000	1,470,774
		4,387,018
United Kingdom: 19.1%
British American Tobacco Plc #	37,333	1,387,160
BT Group Plc # †	319,098	734,573

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VANECK MORNINGSTAR INTERNATIONAL MOAT ETF

SCHEDULE OF INVESTMENTS

(continued)

	Number of Shares	Value
United Kingdom (continued)
GlaxoSmithKline Plc #	35,358	$770,353
Hang Seng Bank Ltd. (HKD) #	39,000	714,265
HSBC Holdings Plc #	247,314	1,494,586
Imperial Brands Plc #	63,907	1,401,440
Lloyds Banking Group Plc #	2,167,950	1,408,784
Pearson Plc #	85,859	712,737
Smiths Group Plc #	36,678	785,625
	Number of Shares	Value
United Kingdom (continued)
Swire Properties Ltd. (HKD) #	262,000	$656,908
Vodafone Group Plc #	877,482	1,322,574
WPP Plc #	96,833	1,475,527
		12,864,532
Total Common Stocks (Cost: $66,760,482)		67,490,129

Total Investments: 99.9% (Cost: $66,760,482)		67,490,129
Other assets less liabilities: 0.1%		73,214
NET ASSETS: 100.0%		$67,563,343

Definitions:

GBP	British Pound
HKD	Hong Kong Dollar
SDR	Swedish Depositary Receipt
USD	United States Dollar

Footnotes:

#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $64,857,287 which represents 96.0% of net assets.
†	Security fully or partially on loan. Total market value of securities on loan is $3,042,619.
*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $4,473,090, or 6.6% of net assets.

Summary of Investments by Sector	% of Investments	Value
Communication Services	14.4%	$9,741,842
Consumer Discretionary	14.4	9,768,229
Consumer Staples	7.3	4,934,028
Financials	21.7	14,635,237
Health Care	11.5	7,740,141
Industrials	12.0	8,137,096
Information Technology	11.0	7,391,474
Materials	1.0	659,436
Real Estate	4.9	3,293,379
Utilities	1.8	1,189,267
	100.0%	$67,490,129
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